Fixed assets - Other intangible assets - Telecommunication licenses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 2,940	€ 2,385	€ 1,895
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 969	€ 519	€ 200